SIGNIFICANT ACCOUNTING POLICIES (Details - Fair value derivative liabilities) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivatives, Fair Value [Line Items]
Derivative liability	$ 15,169	$ 15,526	$ 14,690
Asset Retirement Obligation	67,857	73,711
Fair Value, Inputs, Level 3 [Member]
Derivatives, Fair Value [Line Items]
Derivative liability	15,169	15,526
Asset Retirement Obligation	$ 67,857	$ 73,711